Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,589,793.71

Principal:
Principal Collections	$14,302,351.55
Prepayments in Full	$7,986,196.88
Liquidation Proceeds	$274,010.28
Recoveries	$132,954.87
Sub Total	$22,695,513.58
Collections	$24,285,307.29

Purchase Amounts:
Purchase Amounts Related to Principal	$397,995.50
Purchase Amounts Related to Interest	$2,318.40
Sub Total	$400,313.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,685,621.19

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,685,621.19
Servicing Fee	$388,272.96	$388,272.96	$0.00	$0.00	$24,297,348.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,297,348.23
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,297,348.23
Interest - Class A-3 Notes	$116,531.64	$116,531.64	$0.00	$0.00	$24,180,816.59
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$24,111,364.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,111,364.09
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$24,073,538.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,073,538.67
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$24,043,720.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,043,720.67
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$24,002,940.17
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,002,940.17
Regular Principal Payment	$22,244,343.05	$22,244,343.05	$0.00	$0.00	$1,758,597.12
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,758,597.12
Residual Released to Depositor	$0.00	$1,758,597.12	$0.00	$0.00	$0.00
Total		$24,685,621.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,244,343.05
Total					$22,244,343.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,244,343.05	$52.87	$116,531.64	$0.28	$22,360,874.69	$53.15
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$22,244,343.05	$16.58	$294,408.06	$0.22	$22,538,751.11	$16.80

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$254,250,841.58	0.6043519	$232,006,498.53	0.5514773
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$453,190,841.58	0.3376880	$430,946,498.53	0.3211130

Pool Information
Weighted Average APR	4.261%	4.258%
Weighted Average Remaining Term	35.25	34.41
Number of Receivables Outstanding	31,784	31,009
Pool Balance	$465,927,547.10	$442,725,100.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$453,412,721.88	$430,946,498.53
Pool Factor	0.3442628	0.3271191

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$11,778,602.24
Targeted Overcollateralization Amount	$11,778,602.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,778,602.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		99	$241,892.12
(Recoveries)		67	$132,954.87
Net Losses for Current Collection Period			$108,937.25
Cumulative Net Losses Last Collection Period			$5,384,282.38
Cumulative Net Losses for all Collection Periods			$5,493,219.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.51%	379	$6,680,517.48
61-90 Days Delinquent	0.20%	47	$886,149.04
91-120 Days Delinquent	0.07%	17	$319,287.79
Over 120 Days Delinquent	0.12%	26	$511,843.62
Total Delinquent Receivables	1.90%	469	$8,397,797.93

Repossession Inventory:
Repossessed in the Current Collection Period		20	$388,756.25
Total Repossessed Inventory		25	$505,571.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4393%
Preceding Collection Period			0.6938%
Current Collection Period			0.2877%
Three Month Average			0.4736%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2701%
Preceding Collection Period			0.3115%
Current Collection Period			0.2902%
Three Month Average			0.2906%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer